Consolidated Statements of Shareholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2023 $ / shares
Statement of Stockholders' Equity [Abstract]
Common stock, par value (in dollars per share)	$ 0.01
Dividends paid (in dollars per share)	$ 0.01